Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES

($ millions)	2024	2023
Regulatory assets
Deferred income taxes (Note 3)	2,248	2,058
Deferred energy management costs (1)	591	521
Rate stabilization and related accounts (2)	453	521
Employee future benefits (Notes 3 and 24)	235	254
Derivatives (Notes 3 and 26)	175	197
Deferred lease costs (3)	142	137
Deferred restoration costs (4)	133	115
Manufactured gas plant site remediation deferral (Note 16)	82	81
Generation early retirement costs (5)	66	64
Renewable natural gas account (6)	58	47
Other regulatory assets (7)	448	389
Total regulatory assets	4,631	4,384
Less: Current portion	(823)	(866)
Long-term regulatory assets	3,808	3,518

($ millions)	2024	2023
Regulatory liabilities
Future cost of removal (Note 3)	1,728	1,547
Deferred income taxes (Note 3)	1,329	1,280
Employee future benefits (Notes 3 and 24)	459	294
Rate stabilization and related accounts (2)	208	292
Renewable energy surcharge (8)	155	129
Energy efficiency liability (9)	88	78
Electric and gas moderator account (10)	61	50
AESO charges deferral (11)	58	121
Other regulatory liabilities (7)	205	167
Total regulatory liabilities	4,291	3,958
Less: Current portion	(595)	(577)
Long-term regulatory liabilities	3,696	3,381

(1)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from one to 10 years.

(2)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Deferred Restoration Costs: Incremental costs incurred at Central Hudson and Maritime Electric associated with restoration activities due to significant weather events. Incremental costs incurred in excess of that collected in customer rates at Central Hudson are recovered through rate stabilization accounts. The form and recovery period for Maritime Electric will be determined by the regulator.

(5)    Generation Early Retirement Costs: Includes costs at TEP associated with the retirement of the Navajo Generating Station ("Navajo"), Sundt Generating Facility Units 1 and 2, and the San Juan Generating Station ("San Juan"), as approved for recovery by its regulator.

(6)    Renewable Natural Gas Account: Reflects the variance between costs incurred to procure consumable biomethane gas and the related revenue recovered in customer rates. The difference is generally refunded or recovered from customers within one year.

(7)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $50 million.

(8)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(9)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

(10)    Electric and Gas Moderator Account: As part of Central Hudson's general rate applications, certain regulatory assets and liabilities were offset and included in the electric and gas moderator account, which will be used for future customer rate moderation.

(11)    AESO Charges Deferral: Relates to differences in revenue collected and amounts incurred for transmission-related items at FortisAlberta that are expected to be collected or refunded in customer rates.
Regulatory assets not earning a return: (i) totalled $1,908 million and $1,995 million as at December 31, 2024 and 2023, respectively; (ii) are primarily related to deferred income taxes and employee future benefits; and (iii) generally do not represent a past cash outlay as they are offset by related liabilities that, likewise, do not incur a carrying cost for rate-making purposes. Recovery periods vary or are yet to be determined by the respective regulators.